Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following (in thousands):

	December 31,
	2021	2020
Capitalized software	$1,087	$862
Other intangible assets	35	35

Total intangible assets	1,122	897
Less: Accumulated amortization	(850)	(749)

Intangible assets, net	$272	$148

Amortization expense for the years ended December 31, 2021 and 2020 was $101,000 and $64,000, respectively.